Stock-based Compensation Stock-Based Compensation Expense Award Types (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 79	$ 46	$ 147	$ 136
Promotion and selling
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	21	19	32	43
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	58	27	115	93
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation	296		296
Weighted average period for unrecognized compensation expense			1 year 3 months 18 days
Allocated Share-based Compensation Expense	79	42	144	129
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 0	$ 4	$ 3	$ 7